Document and Entity Information	Jan. 23, 2024
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 23, 2024
Entity Registrant Name	Core Scientific, Inc./tx
Entity Incorporation State Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address Address Line 1	838 Walker Road
Entity Address Address Line 2	Suite 21-2105
Entity Address City Or Town	Dover
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19904
City Area Code	512
Local Phone Number	402-5233
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Explanatory Note:On January 23, 2024, Core Scientific, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting, among other things, the Company’s emergence from bankruptcy. This Amendment No. 1 on Form 8-K/A is being filed by the Company in order to (i) file certain exhibits with the Securities and Exchange Commission, (ii) supplement certain disclosure in the Original Form 8-K and (iii) correct typographical errors included in the Original Form 8-K.As previously disclosed, on December 21, 2022, the Company and certain of its affiliates (collectively, the “Debtors”) filed voluntary petitions (the “Chapter 11 Cases”) in the United States Bankruptcy Court for the Southern District of Texas (the “Bankruptcy Court”) seeking relief under Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”). On January 15, 2024, the Debtors filed with the Bankruptcy Court the Fourth Amended Joint Chapter 11 Plan of Core Scientific, Inc. and its Affiliated Debtors (with Technical Modifications) (the “Plan”), and on January 16, 2024, the Bankruptcy Court entered an order confirming the Plan (the “Confirmation Order”). The Plan and Confirmation Order were previously filed as Exhibits 99.1 and 2.1, respectively, to the Company’s Current Report on Form 8-K, filed with the U.S. Securities and Exchange Commission on January 16, 2024, and are hereby incorporated by reference as Exhibits 99.1 and 2.1 to this Current Report on Form 8-K, respectively. Additional information about the Chapter 11 Cases, including access to Court documents, is available online at cases.stretto.com/CoreScientific/, a website administered by Stretto, Inc., a third-party bankruptcy claims and noticing agent. The information on this web site is not incorporated by reference into, and does not constitute part of, this Form 8-K.On January 23, 2024, (the “Effective Date”), the Plan became effective in accordance with its terms and the Debtors emerged from the Chapter 11 Cases. On the Effective Date, in connection with the effectiveness of, and pursuant to the terms of, the Plan and the Confirmation Order, the Company’s common stock outstanding immediately before the Effective Date was canceled and is of no further force or effect, and the new organizational documents of the Company became effective, authorizing the issuance of shares of common stock, par value $0.00001 per share (the “New Common Stock”). In accordance with the foregoing, on the Effective Date, the Company, as reorganized on the Effective Date and in accordance with the Plan, issued the: (i) New Common Stock, (ii) Warrants, (iii) CVRs, (iv) Secured Convertible Notes, (v) Secured Notes and (vi) the GUC CVRs (each, as defined below). Such securities, rights, or interests were issued in reliance upon the exemption from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”) provided by section 1145 of the Bankruptcy Code.Capitalized terms used but not otherwise defined in this Current Report on Form 8-K have the meanings ascribed to them in the Plan. Item 1.01 Entry into a Material Definitive Agreement. Exit Credit Agreement On the Effective Date, under the terms of the Plan, the Company entered into a credit and guaranty agreement, dated as of January 23, 2024 (the “Exit Credit Agreement”), by and among the Company, as borrower, the guarantors named therein, the lenders party thereto and Wilmington Trust, National Association, as administrative agent and collateral agent, consisting of an $80 million first-lien credit facility with certain holders of the Company’s April Convertible Notes and August Convertible Notes (in such capacity, the “Exit Lenders”) equal to (i) a $40 million term loan comprised of (x) a $20 million initial term loan and (y) a $20 million delayed-draw term loan and (ii) a $40 million roll-up of the outstanding balance of the April Convertible Notes and August Convertible Notes (the “Exit Facility”). The Exit Facility will mature on January 23, 2027.From the Effective Date, cash borrowings under the Exit Facility bear interest at 9.0% per annum, payable on the first business day of each Fiscal Quarter (as defined in the Exit Credit Agreement), commencing on April 1, 2024. The Exit Facility amortizes in equal quarterly installments of $1.25 million beginning on January 1, 2026. Upon the occurrence and during the continuance of an Event of Default (as such term is defined in the Exit Credit Agreement), the obligations under the Exit Facility shall automatically bear interest at a rate equal to an additional 2.0% per annum over the rate otherwise applicable, with such interest being payable in cash on each interest payment date (unless the administrative agent demands prior payment).Obligations under the Exit Credit Agreement are secured by a valid and perfected lien and security interest on substantially all assets and property of the Company and the guarantors thereof, including a first-priority lien on all new, unencumbered miner equipment purchased by the Company or any subsidiary thereof other than the following, which are each secured by a second priority lien on, (i) Equipment Priority Collateral (as defined below) and (ii) future financed equipment. Obligations under the Exit Credit Agreement are guaranteed by all direct and indirect subsidiaries of the Company.The Exit Facility provides for affirmative, negative and financial covenants, that, among other things, limit the ability of the Company and, in certain cases, certain of the Company’s subsidiaries, to incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; grant or permit certain liens; transfer or sell assets; merge or consolidate; and enter into certain transactions with our affiliates. The Exit Facility also imposes financial maintenance covenants in the form of a maximum leverage ratio and minimum liquidity requirements. The Exit Facility contains certain events of default, including, without limitation, nonpayment of principal, nonpayment of interest, fees or other obligations after three business days, bankruptcy events of the Company or any of its subsidiaries and certain changes of control.The foregoing description of the Exit Facility and Exit Credit Agreement is intended to be a summary only and is qualified in its entirety by references to the full text of the Exit Credit Agreement, which is attached to this Current Report on Form 8-K as Exhibit 10.3 and is incorporated by reference herein.Miner Equipment Lender Agreements On the Effective Date, under the terms of the Plan, the Company entered into separate New Miner Equipment Lender Agreements (Election 2) with each Holder of an Allowed Miner Equipment Lender Secured Claim that is a
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001839341
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	CORZ
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $6.81 per share [Member]
Document Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $6.81 per share
Trading Symbol	CORZW
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $0.01 per share [Member]
Document Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $0.01 per share
Trading Symbol	CORZZ
Security Exchange Name	NASDAQ